Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Intangible Assets

Note 8 - Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
At Cost:	-	-	-	-
Customer relationships	1,944,044	1,944,044	1,944,044	1,511,816
Software	271,693	473,356	567,986	441,703
Research and development	885,675	1,024,638	1,024,638	796,825
Less: accumulated impairment	-	(113,707)	(113,707)	(88,426)

Less: accumulated amortization	(123,848)	(906,821)	(1,585,610)	(1,233,074)
Intangible Assets, net	2,977,564	2,421,510	1,837,351	1,428,844

No impairment loss had been recognized for the years ended December 31, 2025.

During the year ended December 31, 2024, the Group performed its annual impairment assessment of intangible assets. As a result of the assessment, the Group recorded an impairment loss of S$113,707 related to customer relationship that was recognized in 2024. The impairment was recognized due to a decline in the expected future economic benefits from the related customer relationships. This loss is included in operating expenses in the consolidated statement of operations.

Amortization expense of intangible assets for the years ended December 31, 2023, 2024 and 2025 amounted to $123,848, S$629,207 and S$678,789 (U$527,871), respectively.

Estimated amortization expense for each of the next five years:

$
2026	(695,422)
2027	(695,422)
2028	(373,914)
2029	(53,667)
2030	(18,926)
(1,837,351)